Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss from continuing operations before tax		$ (38,610)	$ (34,002)
Income/(Loss) from discontinued operations		122	(1,013)
(Loss)/Income before tax		$ (38,488)	$ (35,015)
Statutory tax rate		27.00%	27.00%
Expected income tax expense/(recovery) at statutory tax rate		$ (10,392)	$ (9,454)
Items not taxable for income tax purposes		(6)	288
Initial recognition of temporary differences on investment in Cauchari-Olaroz project		0	10,931
Recognition of previously unrecognized deductible temporary differences on loans to Exar Capital		0	(4,126)
Effect of higher tax rate in foreign jurisdiction		2,454	1,185
Withholding taxes	[1]	0	1,219
Change in unrecognized deferred tax assets and other		7,944	1,176
Tax expense		$ 0	$ 1,219

[1]	Estimated accrued foreign withholding taxes of $1,219 at December 31, 2020 relate to Exar Capital and are payable when interest from intercompany loans between the Company and its Joint Operation is received.